Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories

5. Inventories

Inventories consist of the following at March 31, 2017 and December 31, 2016:

	2017	2016
Raw materials	$533,814	$439,739
Finished goods	461,919	340,298
Total inventories	$995,733	$780,037

4.	Inventories
  Inventories consist of the following at December 31:
	2016	2015
Raw materials	$439,739	$415,953
Finished goods	340,298	248,713
Other	-	19,158
Total inventories	$780,037	$683,824